Share Capital and Premium Related to the Share Capitals - Schedule of Classes of Share Capital (Detail) $ / shares in Units, $ in Thousands, € in Millions		6 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 EUR (€) shares		Jun. 30, 2024 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Beginning balance		$ 131,033				$ 84,695
Balance at beginning, Number of shares | shares		100,093,873		100,093,873		71,751,201
Capital increase of Cellectis						$ 140,770
Derecognition of AZ SIA derivative						(57,330)
Vesting of free shares granted to employees and directors						$ 19
Vesting of free shares granted to employees and directors, shares | shares		231,356	[1]	231,356	[1]	342,434
Non-cash stock-based compensation expense		$ 2,258				$ 1,717
Other movements						(97)
Balance at end of year		$ 97,111				$ 148,611
Balance at end, Number of shares | shares		100,325,229		100,325,229		100,093,635
Nominal value | $ / shares		$ 0.05				$ 0.05
Share Capital Preference Shares [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of preference shares | shares						28,000,000
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Vesting of free shares granted to employees and directors, shares | shares		231,356		231,356		342,434
Share Capital Issued Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		$ 5,889				$ 4,365
Balance at end of year		5,902				5,897
Share Capital Issued Capital [member] | Share Capital Preference Shares [Member]
Disclosure of classes of share capital [line items]
Capital increase of Cellectis						1,514
Share Capital Issued Capital [member] | Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance						4,365
Vesting of free shares granted to employees and directors		13	[1]			19
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		494,288				522,785
Capital increase of Cellectis						139,256
Transaction costs related to capital increase						(207)
Allocation of prior period loss		(62,999)	[2]	€ 58.2
Vesting of free shares granted to employees and directors	[1]	3
Non-cash stock-based compensation expense		2,258				1,717
Other movements						(76)
Balance at end of year		$ 433,549				606,146
Premiums Related to Share Capital [member] | Subsequent Investment Agreement (SIA) [Member]
Disclosure of classes of share capital [line items]
Derecognition of AZ SIA derivative						$ (57,330)

[1]	During the six-month period ended June 30, 2025, 231,356 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions.
[2]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million of euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.